Unit-Based Compensation (Components Of Recognized Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 2,038	$ 821
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	1,888	530
Director Deferred And Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 150	$ 291